Amounts Due from Related-Parties (Details) - Schedule of amounts due from related-parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Ya Tuo Ji International Consultancy (Beijing) Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[1]		$ 200,682

[1]	A company in which the spouse of Mr. Xuesong Song, the CEO and Chairman of the Company (“Mr Song”), has significant influence.